Net Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Net Revenues
Schedule of net revenue disaggregated by geographical area

	December 31,	December 31,	December 31,
	2022	2021	2020
Net revenue in the domestic market (*)	534,113	210,397	156,250
Net revenue in the foreign market	1,150,783	611,806	208,034
Net revenue from services rendered	1,684,896	822,203	364,284

(*)Revenue represented by national (Brazil) clients.